New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies
New and Amended Standards Adopted by the Group
The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2024.

Amendments to IAS 1 ‘Presentation of Financial Statement’ – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants

The amendments to IAS 1 clarify that liabilities are classified as either current or non-current, depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise right to defer settlement of the liability or the expectations of management. Also, the settlement of liability includes the transfer of the entity’s own equity instruments, however, it would be excluded if an option to settle them by the entity’s own equity instruments if compound financial instruments is met the definition of equity instruments and recognized separately from the liability. Covenants with which the Group must comply after the reporting date do not affect a liability’s classification at that date. The amendment requires the Group to disclose the information about the risk that the liabilities could become repayable within 12 months after the reporting date if a liability is classified as a non-current liability that the Group must comply with covenants within 12 months after the reporting period. The amendments do not have a significant impact on the financial statements

Amendments to IAS 7 ‘Statement of Cash Flows’ and IFRS 7 ‘Financial Instruments: Disclosures’ – Supplier finance arrangements

The amendments require entity to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk when applying supplier finance arrangements. The amendments do not have a significant impact on the financial statements.

Amendments to IFRS 16 ‘Lease’ – Lease Liability in a Sale and Leaseback
The amendments require a seller-lessee shall determine lease payments or revised lease payments in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee when subsequently measuring lease liabilities arising from a sale and leaseback. The amendments do not have a significant impact on the financial statements.